COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Components of cost of sales

		Years ended December 31,
	Notes	2024	2023
Operating costs[1]		$715.1	$602.2
Royalties	36(b)	94.2	44.8
Depreciation expense[2]		273.8	216.0
		$1,083.1	$863.0
1.Operating costs include mine production, transport and smelter costs, and site administrative expenses.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.